ADS ratio change (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 11, 2012	Dec. 31, 2010
ADS ratio change
Number of consecutive days in which minimum price should be maintained to meet Minimum Bid Price Rule	30 days
Minimum bid price required to be maintained to meet requirement of Minimum Bid Price Rule (in dollars per share)	$ 1.00
Number of days in which Minimum Bid Price Rule compliance is required to be regained	180 days
Previous exchange ratio		1
Exchange ratio		0.2